Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes
11. INCOME TAXES
The income tax provision, for the years ended December

31, differs from that computed using the
enacted combined Canadian federal and provincial statutory

income tax rate for the following reasons:
millions of dollars 2024 2023
Income before provision for income taxes $

409 $

1,173
Statutory income tax rate 29.0% 29.0%
Income taxes, at statutory income tax rate

119

340
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities
(90) (72)
Interest and financing expenses (58) -

Valuation allowance (58)

3
Tax

credits
(57) (53)
Goodwill impairment charge

49 -

Amortization of deferred income tax regulatory liabilities (36) (33)
Foreign tax rate variance (31) (36)
Additional impact from the sale of LIL equity interest

22 -

Tax

effect of equity earnings
(14) (15)
Manufacturing allowance (9) (8)
Other

4

2
Income tax (recovery) expense $ (159) $

128
Effective income tax rate (39%) 11%
Bahamian Domestic Minimum Top

-up Tax

Act (“Domestic Top

-up Tax

Act”):
On November 28, 2024, the Domestic Top

-up Tax

Act was enacted with an effective date of January

1,
2024.The Domestic Top

-up Tax

Act did not have an impact on the Company.
Excessive Interest and Financing Expenses Limitation

(“EIFEL”) Regime:
On June 20, 2024, Bill C-59, an Act to implement certain provisions of the fall economic statement tabled
in Parliament on November 21, 2023, and certain provisions

of the budget tabled in Parliament on March
28, 2023, was enacted.

Bill C-59 includes the EIFEL regime, which is effective

January 1, 2024. EIFEL
applies to limit a company’s net interest and financing

expense deduction to no more than 30 per cent of
earnings before interest, income taxes, depreciation, and amortization for tax purposes. Any denied
interest and financing expenses under the EIFEL regime can

be carried forward indefinitely.
During 2024, the Company incurred $ 185

million of interest and financing expenses in connection with

a
specific financing structure. The interest and financing expenses related to the financing structure as well
as $ 88

million of other interest and financing expenses are expected to be denied under the EIFEL
regime. It was determined that the Company is more likely

than not to realize the tax benefit of the denied
interest and financing expenses in future periods and therefore

a $
79

million deferred income tax asset
has been recorded as at December 31, 2024. In Q4 2024, the

Company recognized a $
58

million tax
benefit related to the denied interest and financing expenses and the reversal of the related deferred
income tax liability in connection with the financing structure and its wind-up.
Canadian Global Minimum Tax

Act (“GMTA”):
On June 20, 2024, the GMTA

was enacted with an effective date of January

1, 2024. The GMTA

did not
have an impact on the Company.
Barbados Domestic Tax

Rate Change:

On May 24, 2024, the Government of Barbados signed the

Income Tax

(Amendment and Validation)

Act

into law. The legislation, effective

January 1, 2024, implemented a corporate income tax

rate of
9

per

cent, requiring BLPC to remeasure its deferred income

tax liabilities.

Barbados Corporation Top

-up Tax

(Amendment) Act (“Top

-up Tax

Act”):
On May 24, 2024, the Top

-up Tax

Act was enacted with an effective date of January

1, 2024. The Top

-up
Tax

Act did not have an impact on the Company
.

United States Inflation Reduction Act (“IRA”):
On August 16, 2022, the IRA was signed into legislation.

The IRA includes numerous tax incentives for
clean energy, such

as the extension and modification of existing investment

and production tax credits for
projects placed in service through 2024, and introduces

new technology-neutral clean energy related tax
credits beginning in 2025. As of December 31, 2024, the

Company has recorded a $
82

million (December
31, 2023 – $ 30

million) regulatory liability on the Consolidated Balance

Sheets in recognition of its
obligation to pass the incremental tax benefits realized

to customers.
The following table reflects the composition of taxes on

income from continuing operations presented in
the Consolidated Statements of Income for the years ended

December 31:
millions of dollars 2024 2023
Current income taxes

Canada
$

29 $

26

United States

4

5
Deferred income taxes

Canada
(200)

93

United States

155

128
Adjustments to beginning of the year valuation allowance

Canada
(61) -
Investment tax credits

United States
(6) (29)
Operating loss carryforwards

Canada
(4) (93)

United States
(76) (2)
Income tax (recovery) expense $ (159) $

128
The following table reflects the composition of income

before provision for income taxes presented in the
Consolidated Statements of Income for the years ended

December 31:
millions of dollars 2024 2023
Canada $

156 $

171
United States

203

964
Other

50

38
Income before provision for income taxes $

409 $

1,173
The deferred income tax assets and liabilities presented in

the Consolidated Balance Sheets as at
December 31 consisted of the following:
millions of dollars 2024 2023
Deferred income tax assets:
Tax

loss carryforwards
$

1,118 $

1,195
Tax

credit carryforwards

534

454
Regulatory liabilities

225

175
Derivative instruments

144

205
Other

462

372
Total

deferred income tax assets before valuation allowance

2,483

2,401
Valuation allowance (322) (363)
Total

deferred income tax assets after valuation allowance
$

2,161 $

2,038
Deferred income tax liabilities:
PP&E $ (3,421) $ (3,223)
Regulatory assets (198) (196)
Derivative instruments (105) (235)
Investments subject to significant influence (46) (216)
Other (330) (312)
Total

deferred income tax liabilities

$ (4,100) $ (4,182)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets $

392 $

208
Long-term deferred income tax liabilities (2,331) (2,352)
Net deferred income tax liabilities $ (1,939) $ (2,144)
Considering all evidence regarding the utilization of the Company’s deferred income tax assets, it has
been determined that Emera is more likely than not to realize all recorded deferred income tax assets,
except for certain loss carryforwards and unrealized capital losses on long-term debt and investments. A
valuation allowance of $ 322

million has been recorded as at December 31, 2024 (2023

– $
363

million)
related to the loss carryforwards, long-term debt and investments.

During 2024, the Company recognized
a $ 58

million tax benefit primarily due to the utilization of certain loss carryforwards, which were subject to
a valuation allowance as at December 31, 2023.
The Company intends to indefinitely reinvest earnings

from certain foreign operations. Accordingly,

$
4.7
billion as at December 31, 2024 (2023 – $ 4.7

billion) in cumulative temporary differences for which
deferred taxes might otherwise be required, have not

been recognized. It is impractical to estimate the
amount of income and withholding tax that might be payable

if a reversal of temporary differences
occurred.
Emera’s NOL, capital loss and tax credit carryforwards

and their expiration periods as at December 31,
2024 consisted of the following:
Subject to
Tax Valuation Net Tax Expiration
millions of dollars Carryforwards Allowance Carryforwards Period
Canada

NOL
$

2,420 $ (967) $

1,453 2026 - 2044

Capital loss

55 (55) -

Indefinite

Tax Credit
2 (1) 1 2028 - 2042

United States

Federal NOL
$

1,587 $ (1) $

1,586 2036 - Indefinite

State NOL

1,351 (1)

1,350 2026 - Indefinite

Tax credit

533 (3)

530 2025 - 2044
Other

NOL
$

91
$
(23)
$

68 2025 - 2031
The following table provides details of the change in unrecognized tax benefits for the years ended
December 31 as follows:
millions of dollars 2024 2023
Balance, January 1 $

37 $

33
Increases due to tax positions related to current year

6

5
Increases due to tax positions related to a prior year

2

1
Decreases due to tax positions related to a prior year (3) (2)
Balance, December 31 $

42 $

37
Unrecognized tax benefits relate to the timing of certain

tax deductions at NSPI and research and
development tax credits primarily at TEC. The total amount

of unrecognized tax benefits as at December
31, 2024 was $ 42

million (2023 – $
37

million), which would affect the effective

tax rate if recognized. The
total amount of accrued interest with respect to unrecognized tax benefits was $
10

million (2023 – $
9
million) with $ 1

million interest expense recognized in the Consolidated

Statements of Income (2023 – $
2
million). No

penalties have been accrued. The balance of unrecognized

tax benefits could change in the
next 12 months as a result of resolving Canada Revenue

Agency (“CRA”) and Internal Revenue Service
audits. A reasonable estimate of any change cannot be made

at this time.
NSPI and the CRA are currently in a dispute with respect

to the timing of certain tax deductions for
its 2006 through 2010 and 2013 through 2016 taxation

years. The ultimate permissibility of the tax
deductions is not in dispute; rather,

it is the timing of those deductions. The cumulative net

amount in
dispute to date is $ 126

million (2023 – $
126

million), including interest. NSPI has prepaid $
55

million
(2023 – $ 55

million) of the amount in dispute, as required by

CRA.
On November 29, 2019, NSPI filed a Notice of Appeal

with the Tax

Court of Canada with respect to its
dispute of the 2006 through 2010 taxation years. Should

NSPI be successful in defending its position, all
payments including applicable interest will be refunded.

If NSPI is unsuccessful in defending any portion
of its position, the resulting taxes and applicable interest will be deducted from amounts previously paid,
with the difference, if any,

either owed to, or refunded from, the CRA. The related

tax deductions will be
available in subsequent years.
Should NSPI be similarly reassessed by the CRA for years

not currently in dispute, further payments will
be required; however, the

ultimate permissibility of these deductions would be

similarly not in dispute.
NSPI and its advisors believe that NSPI has reported

its tax position appropriately.

NSPI continues to
assess its options to resolving the dispute; however,

the outcome of the Notice of Appeal process is not
determinable at this time.
Emera files a Canadian federal income tax return, which

includes its Nova Scotia provincial income tax.
Emera’s subsidiaries file Canadian, US, Barbados,

and St. Lucia income tax returns. As at December

31,
2024, the Company’s tax years still open to examination

by taxing authorities include 2006 and
subsequent years.